Schedule of Investments (Unaudited) December 31, 2025

KraneShares 2X Long BABA Daily ETF

A list of the open OTC Swap agreement held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	Alibaba Group Holding Ltd.	OBFR+225 bps	Total Return	At Termination	04/12/2026	USD	9,752,540	$923,722	$–	$(514,818)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-049-0200

Schedule of Investments (Unaudited) December 31, 2025

KraneShares 2X Long PDD Daily ETF

A list of the open OTC Swap agreement held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	PDD Holdings Inc.	OBFR+250 bps	Total Return	At Termination	04/12/2026	USD	22,688,253	$22,314,270	$–	$(373,983)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-050-0200

Schedule of Investments (Unaudited) December 31, 2025

KraneShares 2X Long MELI Daily ETF

A list of the open OTC Swap agreement held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	MercadoLibre Inc.	OBFR+350 bps	Total Return	At Termination	07/12/2026	USD	10,362,685	$10,326,382	$–	$(36,303)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-051-0200

Schedule of Investments (Unaudited) December 31, 2025

KraneShares 2X Long JD Daily ETF

A list of the open OTC Swap agreement held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	JD.com, Inc.	OBFR+300 bps	Total Return	At Termination	12/20/2026	USD	3,793,144	$3,693,347	$–	$(99,797)

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-052-0100

Schedule of Investments (Unaudited) December 31, 2025

KraneShares 2x Long BIDU Daily ETF

A list of the open OTC Swap agreement held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	Baidu, Inc.	OBFR+300 bps	Total Return	At Termination	11/15/2026	USD	2,990,141	$3,076,591	$–	$86,450

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-053-0100

Schedule of Investments (Unaudited) December 31, 2025

Glossary (abbreviations used in preceding Schedule of Investments):

Portfolio Abbreviations

OBFR — Overnight Bank Funding Rate

OTC — Over The Counter

USD — United States Dollar